Material Accounting Policy Information - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨) Vote ₨ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2021 INR (₨) shares
Disclosure of classes of share capital [line items]
Authorized share capital | ₨	₨ 25,274
Number of vote | Vote	1
Undistributed earnings after taxes not freely available for distribution - Capital Reserve	₨ 46,803	$ 569	₨ 47,061
Capital redemption reserve | ₨	1,122		1,122	₨ 1,122
Onerous Contracts-Cost of Fulfilling Contract [member]
Disclosure of classes of share capital [line items]
Reduction of retained earnings | ₨	51
Special economic zone re-investment reserve [member]
Disclosure of classes of share capital [line items]
Undistributed earnings after taxes not freely available for distribution - Capital Reserve | ₨	₨ 1,139		₨ 1,139	₨ 1,139
Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity	20.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of voting power of another entity	50.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held | shares	9,895,836	9,895,836	14,689,729	19,401,215
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	12,504,500,000	12,504,500,000
Par value per share | ₨ / shares	₨ 2
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	25,000,000	25,000,000
Par value per share | ₨ / shares	₨ 10
10% Optionally Convertible Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	150,000	150,000
Par value per share | ₨ / shares	₨ 100